SHARE BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of Assumptions Used For Option Grants	The assumptions utilized for option grants during the nine months ended September 30, 2022 and 2021 are as follows:

Nine Months Ended September 30,	2022	2021
Risk free interest rate	2.60%	0.86%
Expected dividend yield	0.0%	0.0%
Expected volatility	42%	36%
Expected life (years)	6	5
The assumptions utilized for option grants during the years ended December 31, 2021 and 2020 are as follows:

Years Ended December 31,	2021	2020
Risk free interest rate	0.86%	0.53%
Expected dividend yield	—	—
Expected volatility	36%	36%
Expected life (years)	5	5
Fair value per stock option issued	$3.21	$0.15

Schedule of Stock Option Plan And Changes During period
A summary of the Company’s stock option activity and related information is as follows:

	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2021	6,122,120	$1.03	8.0	$12,985,500
Options granted	2,590,000	3.15
Options exercised	(771,374)	0.16
Options forfeited	(1,879,613)	0.39

Options outstanding at September 30, 2022	6,061,133	$2.24	8.1	$5,494,932
Options exercisable at September 30, 2022	2,923,068	$1.66	7.2	$4,369,798
Options vested and expected to vest at September 30, 2022	6,061,133	$2.24	8.1	$5,494,932

A summary of the Company’s stock option plan and the changes during the years ended December 31, 2021 and 2020 are presented below:

	Options	Weighted-Average Exercise Price
Options outstanding, January 1, 2020	1,255,249	$1.02
Granted	7,373,686	0.78
Exercised	(34,166)	0.16
Forfeited	(137,105)	2.24

Options outstanding, December 31, 2020	8,457,664	0.80
Granted	410,000	0.15
Exercised	(50,000)	0.16
Forfeited	(2,695,544)	0.18

Options outstanding, December 31, 2021	6,122,120	$1.03

Exercisable, December 31, 2021	3,454,090	$0.80

Schedule of Information About Stock Options Exercised	Information related to the stock options exercised for each year follows:

	2021	2020
Total intrinsic value	$—	$18,732
Cash received	$7,800	$5,550

Schedule Of Stock based Compensation Expense Recognized
Total stock-based compensation expense recognized in the Company’s statements of operations and comprehensive loss is classified as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Cost of revenues	$357,872	$2,377	$754,770	$10,211
Research and development	37,971	1,780	85,322	10,793
Sales and marketing	13,212	21,334	58,243	58,828
General and administrative	191,105	72,932	968,513	271,775

Total stock-based compensation expense	$600,160	$98,423	$1,866,848	$351,607

Schedule Of Restricted Stock Units Activity
A summary of the Company’s RSU activity and related information is as follows:

	RSUs
	Number of Shares	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2021	—	$—
RSUs Granted	1,053,000	3.15
RSUs Vested	—	—
RSUs Forfeited	—	—

Unvested at September 30, 2022	1,053,000	$3.15
Vested and unreleased	—

Outstanding at September 30, 2022	1,053,000